Segment Disclosures	12 Months Ended
Dec. 31, 2011
Segment Disclosures [Abstract]
Segment Disclosures

Note 18. Segment Disclosures

Our reporting segments are Domestic and International. (See Note 1.)

Our segment presentation is reflective of the parent-level focus by our chief operating decision-maker, considering the resource allocation and governance provisions. Domestic and International maintain separate capital and cash management structures. These factors, coupled with differences in the business environment associated with operating in different countries, serve to differentiate the management of this entity as a whole.

Performance Measurement

We evaluate performance based upon segment revenues and segment operating income (loss). The accounting policies of the segments are the same as those described in Note 1. There are no intersegment sales between Domestic and International. Costs historically allocated from Williams were not allocated by us to our International segment.

The following tables reflect the reconciliation of segment revenues and segment operating income (loss) to revenues and operating income (loss) as reported in the Consolidated Statement of Operations. Long-lived assets are comprised of gross property, plant and equipment and long-term investments.

For the year ended December 31, 2011	Domestic	International	Total
		(Millions)
Total revenues	$3,772	$110	$3,882

Costs and expenses:
Lease and facility operating	$235	$27	$262
Gathering, processing and transportation	487	—	487
Taxes other than income	113	21	134
Gas management, including charges for unutilized pipeline capacity	1,471	—	1,471
Exploration	123	3	126
Depreciation, depletion and amortization	880	22	902
Impairment of producing properties and costs of acquired unproved reserves	367	—	367
General and administrative	263	12	275
Other—net	(3)	3	—

Total costs and expenses	$3,936	$88	$4,024

Operating income (loss)	$(164)	$22	$(142)
Interest expense, including affiliate	(117)	—	(117)
Interest capitalized	9	—	9
Investment income and other	6	20	26

Income (loss) from continuing operation before income taxes	$(266)	$42	$(224)

Other financial information:
Net capital expenditures	$1,531	$41	$1,572
Total assets	$10,144	$288	$10,432
Long-lived assets	$11,969	$354	$12,323

For the year ended December 31, 2010	Domestic	International	Total
		(Millions)
Total revenues	$3,846	$89	$3,935

Costs and expenses:
Lease and facility operating	$244	$19	$263
Gathering, processing and transportation	320	—	320
Taxes other than income	104	16	120
Gas management, including charges for unutilized pipeline capacity	1,767	—	1,767
Exploration	51	6	57
Depreciation, depletion and amortization	794	17	811
Impairment of producing properties and costs of acquired unproved reserves	175	—	175
Goodwill impairment	1,003	—	1,003
General and administrative	233	9	242
Other—net	(18)	—	(18)

Total costs and expenses	$4,673	$67	$4,740

Operating income (loss)	$(827)	$22	$(805)
Interest expense, including affiliate	(124)	—	(124)
Interest capitalized	15	—	15
Investment income and other	4	17	21

Income (loss) from continuing operation before income taxes	$(932)	$39	$(893)

Other financial information:
Net capital expenditures	$1,821	$35	$1,856
Total assets	$9,590	$256	$9,846
Long—lived assets	$11,915	$306	$12,221
For the year ended December 31, 2009	Domestic	International	Total
		(Millions)
Total revenues	$3,508	$78	$3,586

Costs and expenses:
Lease and facility operating	$224	$16	$240
Gathering, processing and transportation	262	—	262
Taxes other than income	79	13	92
Gas management, including charges for unutilized pipeline capacity	1,492	—	1,492
Exploration	41	1	42
Depreciation, depletion and amortization	791	17	808
General and administrative	234	9	243
Other—net	32	1	33

Total costs and expenses	$3,155	$57	$3,212

Operating income	$353	$21	$374
Interest expense, including affiliate	(100)	—	(100)
Interest capitalized	17	—	17
Investment income and other	5	3	8

Income from continuing operation before income taxes	$275	$24	$299

Other financial information:
Net capital expenditures	$1,409	$25	$1,434
Total assets	$10,323	$230	$10,553
Long—lived assets	$10,027	$270	$10,297